Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended									9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Sep. 30, 2011 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Sep. 30, 2011 Fair Value, Measurements, Recurring [Member]	Sep. 30, 2011 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 1 [Member]	Sep. 30, 2011 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 2 [Member]	Sep. 30, 2011 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 3 [Member]	Sep. 30, 2011 Fair Value, Measurements, Nonrecurring [Member]	Sep. 30, 2011 Fair Value, Measurements, Nonrecurring [Member] Estimate Of Fair Value Fair Value Disclosure [Member]	Sep. 30, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 1 [Member]	Sep. 30, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 2 [Member]	Sep. 30, 2011 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash And Cash Equivalents						$ 1,075	$ 1,075	$ 0	$ 0
Marketable Equity Securities						90	90	0	0
Mandatory convertible bonds						(771)	(771)	0	0
Option Component Of Convertible Bonds						(78)	0	(78)	0
Long-Lived Assets to be Abandoned, Fair Value of Asset											0	0	0	0
Investments in Affiliates, Subsidiaries, Associates, and Joint Ventures, Fair Value Disclosure											0	0	0	0
Investment in associates										(2)
Assets, Fair Value Disclosure, Nonrecurring											0	0	0	0
(Losses) Gains on Sales of Assets and Asset Impairment Charges										(16)
Long-lived assets abandoned	(14)	(32)								(14)
Debt Instrument Convertible Inputs Of Conversion Feature [Abstract]
Market quoted bond price (percent)				109.25%
Fair value of bond excluding conversion feature (percent)				98.67%
Fair value of conversion feature (percent)				10.58%
Total issued bond value ($ million)	$ 1,000.0		$ 1,000.0	$ 732.5	$ 732.5